Organization and Principal Business (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Subsidiaries

Entity Name	Registered Location	Percentage of ownership	Date of incorporation	Principal activities
CBL International Limited (“CBL International”)	Cayman Island	Parent	February 8, 2022	Ultimate holding Company
Banle International Group Limited (“Banle BVI”)	British Virgin Islands	100% by CBL International	July 2, 2020	Investment holding
Banle International Marketing Limited (“Banle Marketing”)	Labuan, Malaysia	100% by Banle BVI	August 18, 2020	Marketing service
Banle International (Malaysia) Sdn. Bhd. (“Banle Malaysia”)	Kuala Lumpur, Malaysia	100% by Banle BVI	July 16, 2020	Sales and distribution of marine fuel
Banle Energy International Limited (“Banle Energy HK”)	Hong Kong	100% by Banle BVI	August 18, 2015	Sales and distribution of marine fuel
Reliance (China) Limited (“Reliance HK”)	Hong Kong	100% by Banle Energy HK	April 1, 2012	Business management
Banle International (China) Limited (“Banle China”)	Hong Kong	100% by Banle BVI	March 31, 2021	Investment holding
Majestic Energy (Shenzhen) Co. Limited (“Majestic Energy Shenzhen”)	PRC	100% by Banle China	April 29, 2021	Investment holding (Dormant)
Majestic Energy (Singapore) Pte Limited (“Majestic Energy Singapore”)	Singapore	100% by Banle BVI	January 11, 2022	Sales and distribution of marine fuel